ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Disclosure of accounts and other receivables [Table Text Block]
	March 31,	March 31,
	2025	2024
	$	$
HST recoverable	345,422	174,158
Other receivables	3,333	27,292
Accrued interest receivable on guaranteed investment certificates	62	32,791
Government grants receivable	-	60,850
Trade receivables	853,928	1,439
Total accounts and other receivables	1,202,745	296,530